Impairment loss on investments in associated companies - SeaMex Limited (Details) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Impairment of investments	$ 0	$ 0	$ 302	$ 841
SeaMex
Schedule of Equity Method Investments [Line Items]
Impairment of investments	$ 0	$ 0	$ 0	$ 36
Discount Rate | SeaMex
Schedule of Equity Method Investments [Line Items]
Equity method investment, measurement input				0.1025
Subordinated Units and Direct Ownership Interest | SeaMex
Schedule of Equity Method Investments [Line Items]
Remaining economic lives of underlying assets				30 years